Borrowings - Schedule of Remaining Maturities of the Borrowings (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Maturities
Total borrowings	$ 27,047,626	RM 110,286,692	RM 63,340,867
Within 1 year [Member]
Maturities
Total borrowings	21,316,669	86,918,717	45,626,825
1 - 5 years [Member]
Maturities
Total borrowings	2,899,503	11,822,723	15,263,709
More than 5 years [Member]
Maturities
Total borrowings	$ 2,831,454	RM 11,545,252	RM 2,450,333